Consolidated Statements of Profit or Loss And Other Comprehensive Income/(Loss) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue from operations
Genetic testing services	$ 9,864	$ 25,444	$ 189,254
Less: cost of sales	(251,511)	(276,267)	(300,088)
Gross loss from operations	(241,647)	(250,823)	(110,834)
Selling and marketing expenses	(637,295)	(576,077)	(1,066,404)
General and administrative expenses	(4,058,557)	(3,830,198)	(3,015,818)
Laboratory, research and development costs	(2,477,578)	(2,360,762)	(2,210,498)
Finance costs	(14,823)	(20,031)	(28,843)
Foreign exchange gains reclassified on liquidation of subsidiary			527,049
Other gains/(losses)	(5,522)	(407,482)
Fair value gains on financial liabilities	195,845
Non-operating income	1,140,647	1,019,769	441,476
Loss from operations before income tax	(6,098,930)	(6,425,604)	(5,463,872)
Income tax expense
Loss for the year	(6,098,930)	(6,425,604)	(5,463,872)
Other comprehensive income/(loss)
Exchange gains/(losses) on translation of controlled foreign operations	(33,175)	23,668	(522,966)
Other comprehensive income/(loss) for the year, net of tax	(33,175)	23,668	(522,966)
Total comprehensive loss for the year	(6,132,105)	(6,401,936)	(5,986,838)
Total loss for the year is attributable to:
Owners of Genetic Technologies Limited	(6,098,930)	(6,425,604)	(5,463,872)
Total loss for the year	(6,098,930)	(6,425,604)	(5,463,872)
Total comprehensive loss for the year is attributable to:
Owners of Genetic Technologies Limited	(6,132,105)	(6,401,936)	(5,986,838)
Total comprehensive loss for the year	$ (6,132,105)	$ (6,401,936)	$ (5,986,838)
Loss per share (cents per share)
Basic and diluted net loss per ordinary share	$ (0.15)	$ (0.24)	$ (0.22)
Weighted-average shares outstanding	4,155,017,525	2,635,454,870	2,435,282,724